ING LARGECAP GROWTH FUND

                          SUPPLEMENT DATED JUNE 2, 2003
                      TO THE CLASS A, B, C, M &T PROSPECTUS
                            DATED SEPTEMBER 23, 2002

     Effective June 2, 2003 the ING LargeCap Growth Fund is sub-advised by Wellington Management Company, LLP. The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

1) The section entitled "Funds at a Glance- LargeCap Growth Fund" on page 2 of the Prospectus is revised to reflect that Wellington Management Company, LLP is the Fund's sub-adviser.

2) Page 10 of the Prospectus entitled "ING LargeCap Growth Fund" is deleted in its entirety and replaced with the following:

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING LARGECAP GROWTH FUND                      Wellington Management Company, LLP
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded index funds (ETFs).

The Fund invests in the stocks of successful, large, growing companies. The Sub-Adviser considers large companies to consist of the 1,000 largest U.S. companies as measured by equity market capitalization at time of purchase. The Fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will outperform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.

Using a unique valuation measure in each industry, the Sub-Adviser ranks each stock based on its upside return potential relative to its down side risk. The Sub-Adviser typically purchases companies that rank in the top 25% based on this measure and sells the stocks when they fall below median.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

RISKS -

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS- from time to time, the stock market may not favor the large company, growth oriented securities in which the fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

RISK OF FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and foreign controls on investment. These factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

RISKS OF USING DERIVATIVES - derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates, the use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

EXCHANGE TRADED FUND RISK - an investment in an ETF carries substantially the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

PORTFOLIO TURNOVER- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

SECURITIES LENDING- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

3) The section entitled "What You Pay to Invest" on pages 36, 37, 39 and 40 of the prospectus is revised for the LargeCap Growth Fund Class A, B and C as follows:

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS A                             DISTRIBUTION                TOTAL
                                    AND SERVICE                 FUND          WAIVERS
                       MANAGEMENT     (12B-1)       OTHER     OPERATING    REIMBURSEMENTS       NET
FUND                      FEE           FEES       EXPENSES    EXPENSES   AND RECOUPMENT(2)   EXPENSES
------------------------------------------------------------------------------------------------------
LargeCap Growth    %      0.75          0.35        0.56(5)      1.66           -0.21           1.45

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS B                             DISTRIBUTION                TOTAL
                                    AND SERVICE                 FUND          WAIVERS
                       MANAGEMENT     (12B-1)       OTHER     OPERATING    REIMBURSEMENTS       NET
FUND                      FEE           FEES       EXPENSES    EXPENSES   AND RECOUPMENT(2)   EXPENSES
------------------------------------------------------------------------------------------------------
LargeCap Growth    %      0.75          1.00        0.56(5)      2.31           -0.21           2.10

CLASS C                             DISTRIBUTION                TOTAL
                                    AND SERVICE                 FUND          WAIVERS
                       MANAGEMENT     (12B-1)       OTHER     OPERATING    REIMBURSEMENTS       NET
FUND                      FEE           FEES       EXPENSES    EXPENSES   AND RECOUPMENT(2)   EXPENSES
------------------------------------------------------------------------------------------------------
LargeCap Growth    %      0.75          1.00        0.56(5)      2.31           -0.21           2.10

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate- actual expenses and performance may vary.

CLASS A
FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
LargeCap Growth                     $        714     1,049     1,407      2,411

CLASS B
                                IF YOU SELL YOUR SHARES               IF YOU DON'T SELL YOUR SHARES
                         -------------------------------------    -------------------------------------
FUND                     1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
LargeCap Growth   $        713     1,001     1,416      2,467       213       701     1,216      2,467

CLASS C
                                IF YOU SELL YOUR SHARES               IF YOU DON'T SELL YOUR SHARES
                         -------------------------------------    -------------------------------------
FUND                     1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
                  $        313       701     1,216      2,630       213       701     1,216      2,630

4) The section entitled "Management of the Funds- LargeCap Growth Fund" on page 48 of the prospectus is deleted and replaced with the following:

LARGECAP GROWTH FUND
WELLINGTON MANAGEMENT COMPANY, LLP

Wellington Management Company, LLP (Wellington Management) serves as Sub-Adviser to the LargeCap Growth Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2002, Wellington Management had over $302 billion in assets under management. Wellington Management's principal address is 75 State Street, Boston, Massachusetts 02109.

ANDREW J. SHILLING, Senior Vice President, Partner and Equity Portfolio Manager, has been portfolio manager of the Fund since June 2003. Mr. Shilling has been a portfolio manager at Wellington Management in the growth group focused on managing portfolios in the Large Capitalization Growth style since 2000. Prior to this, Mr. Shilling was a Global Industry Research Analyst covering the Aerospace/Defense, Electrical Equipment and Satellite industries since 1994.

PERFORMANCE OF SIMILAR LARGECAP GROWTH ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

The tables below are designed to show you how a composite of similar large-cap growth investment accounts managed by Wellington Management performed over various periods in the past.

The Wellington Large-Cap Growth Composite (the "Wellington Management Composite") is a composite of the performance of all actual fee-paying, fully discretionary large-cap growth accounts of at least $5 million in net assets under management managed by Wellington Management for at least one month beginning January 1, 1992. Each account in the Wellington Management Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objectives, policies, strategies and risks of the LargeCap Growth Fund.

The tables below show the returns for the Wellington Management Composite compared with the Russell 1000 Growth Index for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2002 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to demonstrate the historical track record of Wellington Management. It does not indicate how the LargeCap Growth Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2002)

                                   WELLINGTON               WELLINGTON
                                LARGECAP GROWTH          LARGECAP GROWTH       RUSSELL 1000
                                 COMPOSITE (%)            COMPOSITE (%)       GROWTH INDEX (%)
                            (AT MAX SALES CHARGE)(1)  (WITH NO SALES CHARGE)
One Year                            -30.54%                  -24.44%              -27.88%
Three Years                         -24.77%                  -21.34%              -23.64%
Five Years                           -3.31%                   -1.95%               -3.84%
Ten Years                             6.13%                    6.48%                6.71%
Since Inception (12/31/84)           10.43%                   10.49%               11.33%

(1) Reflects the deduction of applicable Class A sales charges of 5.75%.

                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)

                                              WELLINGTON
                                            LARGECAP GROWTH      RUSSELL 1000
                                             COMPOSITE (%)      GROWTH INDEX (%)
                                        (WITH NO SALES CHARGE)
2002                                            -24.44%             -27.88%
2001                                            -16.61%             -20.42%
2000                                            -22.75%             -22.42%
1999                                             35.10%              33.16%
1998                                             37.80%              38.71%
1997                                             29.21%              30.49%
1996                                             21.32%              23.12%
1995                                             26.93%              37.19%
1994                                             -0.82%               2.66%
1993                                              4.80%               2.90%

Year-to-date total return as of March 31, 2003 is -0.69% (includes no deduction for sales charge).

Except to the extent performance has been adjusted to reflect the operating costs of the LargeCap Growth Fund, the performance reflected in the Wellington Management Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), which differ from the method used by the SEC.

The composite performance data in the Wellington Management Composite was calculated on a total return basis and includes all losses. The total returns for the Wellington Management Composite in the Average Annual Total Return and Annual Total Return tables reflect the deduction of net operating expenses for the LargeCap Growth Fund of 1.45%. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The investment accounts that are included in the Wellington Management Composite may not be subject to the diversification requirements, specific tax restrictions, and the investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Wellington Management Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Wellington Management Composite may not reflect the returns of any particular account of Wellington Management.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            ING LARGECAP GROWTH FUND

                          SUPPLEMENT DATED JUNE 2, 2003
                            TO THE CLASS Q PROSPECTUS
                            DATED SEPTEMBER 23, 2002

     Effective June 2, 2003 the ING LargeCap Growth Fund is sub-advised by Wellington Management Company, LLP. The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

1) The section entitled "Funds at a Glance- LargeCap Growth Fund" on page 2 of the Prospectus is revised to reflect that Wellington Management Company, LLP is the Fund's sub-adviser.

2) Page 10 of the Prospectus entitled "ING LargeCap Growth Fund" is deleted in its entirety and replaced with the following:

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING LARGECAP GROWTH FUND                      Wellington Management Company, LLP
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded index funds (ETFs).

The Fund invests in the stocks of successful, large, growing companies. The Sub-Adviser considers large companies to consist of the 1,000 largest U.S. companies as measured by equity market capitalization at time of purchase. The Fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will outperform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.

Using a unique valuation measure in each industry, the Sub-Adviser ranks each stock based on its upside return potential relative to its down side risk. The Sub-Adviser typically purchases companies that rank in the top 25% based on this measure and sells the stocks when they fall below median.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

RISKS -

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS- from time to time, the stock market may not favor the large company, growth oriented securities in which the fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

RISK OF FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and foreign controls on investment. These factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

RISKS OF USING DERIVATIVES - derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates, the use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

EXCHANGE TRADED FUND RISK - an investment in an ETF carries substantially the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

PORTFOLIO TURNOVER- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

SECURITIES LENDING- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

4) The section entitled "Management of the Funds- LargeCap Growth Fund" on page 38 of the prospectus is deleted and replaced with the following:

LARGECAP GROWTH FUND
WELLINGTON MANAGEMENT COMPANY, LLP

Wellington Management Company, LLP (Wellington Management) serves as Sub-Adviser to the LargeCap Growth Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2002, Wellington Management had over $302 billion in assets under management. Wellington Management's principal address is 75 State Street, Boston, Massachusetts 02109.

ANDREW J. SHILLING, Senior Vice President, Partner and Equity Portfolio Manager, has been portfolio manager of the Fund since June 2003. Mr. Shilling has been a portfolio manager at Wellington Management in the growth group focused on managing portfolios in the Large Capitalization Growth style since 2000. Prior to this, Mr. Shilling was a Global Industry Research Analyst covering the Aerospace/Defense, Electrical Equipment and Satellite industries since 1994.

PERFORMANCE OF SIMILAR LARGECAP GROWTH ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

The tables below are designed to show you how a composite of similar large-cap growth investment accounts managed by Wellington Management performed over various periods in the past.

The Wellington Large-Cap Growth Composite (the "Wellington Management Composite") is a composite of the performance of all actual fee-paying, fully discretionary large-cap growth accounts of at least $5 million in net assets under management managed by Wellington Management for at least one month beginning January 1, 1992. Each account in the Wellington Management Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objectives, policies, strategies and risks of the LargeCap Growth Fund.

The tables below show the returns for the Wellington Management Composite compared with the Russell 1000 Growth Index for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2002 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to demonstrate the historical track record of Wellington Management. It does not indicate how the LargeCap Growth Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2002)

                                    WELLINGTON               WELLINGTON
                                 LARGECAP GROWTH          LARGECAP GROWTH       RUSSELL 1000
                                   COMPOSITE (%)            COMPOSITE (%)      GROWTH INDEX (%)
                             (AT MAX SALES CHARGE)(1)  (WITH NO SALES CHARGE)
One Year                             -30.54%                  -24.44%              -27.88%
Three Years                          -24.77%                  -21.34%              -23.64%
Five Years                            -3.31%                   -1.95%               -3.84%
Ten Years                              6.13%                    6.48%                6.71%
Since Inception (12/31/84)            10.43%                   10.49%               11.33%

(1) Reflects the deduction of applicable Class A sales charges of 5.75%.

                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)

                                             WELLINGTON
                                          LARGECAP GROWTH         RUSSELL 1000
                                            COMPOSITE (%)       GROWTH INDEX (%)
                                        (WITH NO SALES CHARGE)
2002                                           -24.44%              -27.88%
2001                                           -16.61%              -20.42%
2000                                           -22.75%              -22.42%
1999                                            35.10%               33.16%
1998                                            37.80%               38.71%
1997                                            29.21%               30.49%
1996                                            21.32%               23.12%
1995                                            26.93%               37.19%
1994                                            -0.82%                2.66%
1993                                             4.80%                2.90%

Year-to-date total return as of March 31, 2003 is -0.69% (includes no deduction for sales charge).

Except to the extent performance has been adjusted to reflect the operating costs of the LargeCap Growth Fund, the performance reflected in the Wellington Management Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), which differ from the method used by the SEC.

The composite performance data in the Wellington Management Composite was calculated on a total return basis and includes all losses. The total returns for the Wellington Management Composite in the Average Annual Total Return and Annual Total Return tables reflect the deduction of net operating expenses for the LargeCap Growth Fund of 1.45%. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The investment accounts that are included in the Wellington Management Composite may not be subject to the diversification requirements, specific tax restrictions, and the investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Wellington Management Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Wellington Management Composite may not reflect the returns of any particular account of Wellington Management.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            ING LARGECAP GROWTH FUND

                          SUPPLEMENT DATED JUNE 2, 2003
                            TO THE CLASS I PROSPECTUS
                               DATED MARCH 1, 2003

     Effective June 2, 2003 the ING LargeCap Growth Fund is sub-advised by Wellington Management Company, LLP. The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

1) The section entitled "Funds at a Glance- LargeCap Growth Fund" on page 2 of the Prospectus is revised to reflect that Wellington Management Company, LLP is the Fund's sub-adviser.

2) Page 12 of the Prospectus entitled "ING LargeCap Growth Fund" is deleted in its entirety and replaced with the following:

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING LARGECAP GROWTH FUND                      Wellington Management Company, LLP
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded index funds (ETFs).

The Fund invests in the stocks of successful, large, growing companies. The Sub-Adviser considers large companies to consist of the 1,000 largest U.S. companies as measured by equity market capitalization at time of purchase. The Fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will outperform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.

Using a unique valuation measure in each industry, the Sub-Adviser ranks each stock based on its upside return potential relative to its down side risk. The Sub-Adviser typically purchases companies that rank in the top 25% based on this measure and sells the stocks when they fall below median.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

RISKS -

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS- from time to time, the stock market may not favor the large company, growth oriented securities in which the fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

RISK OF FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and foreign controls on investment. These factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

RISKS OF USING DERIVATIVES - derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates, the use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

EXCHANGE TRADED FUND RISK - an investment in an ETF carries substantially the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

PORTFOLIO TURNOVER- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

SECURITIES LENDING- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

4) The section entitled "Management of the Funds- LargeCap Growth Fund" on page 42 of the prospectus is deleted and replaced with the following:

LARGECAP GROWTH FUND
WELLINGTON MANAGEMENT COMPANY, LLP

Wellington Management Company, LLP (Wellington Management) serves as Sub-Adviser to the LargeCap Growth Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2002, Wellington Management had over $302 billion in assets under management. Wellington Management's principal address is 75 State Street, Boston, Massachusetts 02109.

ANDREW J. SHILLING, Senior Vice President, Partner and Equity Portfolio Manager, has been portfolio manager of the Fund since June 2003. Mr. Shilling has been a portfolio manager at Wellington Management in the growth group focused on managing portfolios in the Large Capitalization Growth style since 2000. Prior to this, Mr. Shilling was a Global Industry Research Analyst covering the Aerospace/Defense, Electrical Equipment and Satellite industries since 1994.

PERFORMANCE OF SIMILAR LARGECAP GROWTH ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

The tables below are designed to show you how a composite of similar large-cap growth investment accounts managed by Wellington Management performed over various periods in the past.

The Wellington Large-Cap Growth Composite (the "Wellington Management Composite") is a composite of the performance of all actual fee-paying, fully discretionary large-cap growth accounts of at least $5 million in net assets under management managed by Wellington Management for at least one month beginning January 1, 1992. Each account in the Wellington Management Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objectives, policies, strategies and risks of the LargeCap Growth Fund.

The tables below show the returns for the Wellington Management Composite compared with the Russell 1000 Growth Index for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2002 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to demonstrate the historical track record of Wellington Management. It does not indicate how the LargeCap Growth Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2002)

                                   WELLINGTON               WELLINGTON
                                LARGECAP GROWTH           LARGECAP GROWTH       RUSSELL 1000
                                 COMPOSITE (%)              COMPOSITE (%)      GROWTH INDEX (%)
                             (AT MAX SALES CHARGE)(1)  (WITH NO SALES CHARGE)
One Year                             -30.54%                  -24.44%              -27.88%
Three Years                          -24.77%                  -21.34%              -23.64%
Five Years                            -3.31%                   -1.95%               -3.84%
Ten Years                              6.13%                    6.48%                6.71%
Since Inception (12/31/84)            10.43%                   10.49%               11.33%

(1) Reflects the deduction of applicable Class A sales charges of 5.75%.

                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)

                                              WELLINGTON
                                           LARGECAP GROWTH       RUSSELL 1000
                                             COMPOSITE (%)      GROWTH INDEX (%)
                                        (WITH NO SALES CHARGE)
2002                                            -24.44%            -27.88%
2001                                            -16.61%            -20.42%
2000                                            -22.75%            -22.42%
1999                                             35.10%             33.16%
1998                                             37.80%             38.71%
1997                                             29.21%             30.49%
1996                                             21.32%             23.12%
1995                                             26.93%             37.19%
1994                                             -0.82%              2.66%
1993                                              4.80%              2.90%

Year-to-date total return as of March 31, 2003 is -0.69% (includes no deduction for sales charge).

Except to the extent performance has been adjusted to reflect the operating costs of the LargeCap Growth Fund, the performance reflected in the Wellington Management Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), which differ from the method used by the SEC.

The composite performance data in the Wellington Management Composite was calculated on a total return basis and includes all losses. The total returns for the Wellington Management Composite in the Average Annual Total Return and Annual Total Return tables reflect the deduction of net operating expenses for the LargeCap Growth Fund of 1.45%. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The investment accounts that are included in the Wellington Management Composite may not be subject to the diversification requirements, specific tax restrictions, and the investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Wellington Management Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Wellington Management Composite may not reflect the returns of any particular account of Wellington Management.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        ING RESEARCH ENHANCED INDEX FUND

                          SUPPLEMENT DATED JUNE 2, 2003
                      TO THE CLASS A, B, C, M &T PROSPECTUS
                            DATED SEPTEMBER 23, 2002

1) Effective June 2, 2003 the ING Research Enhanced Index Fund changed its name to ING Disciplined LargeCap Fund and the section entitled "Investment Strategy" on page 16 of the Prospectus is deleted and replaced with the following:

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. The Sub-Adviser expects that there will be a correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index futures and or options on futures of the S&P 500 Index).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

2) The section entitled "Management of the Funds- Research Enhanced Index Fund- Aeltus Investment Management, Inc." on page 50 of the Prospectus is deleted and replaced with the following:

DISCIPLINED LARGECAP FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc (Aeltus) serves as Sub-Adviser to the Disciplined LargeCap Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser of sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of August 31, 2002, Aeltus managed over $38.0 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

A team of investment professionals led by Hugh T.M. Whelan has managed the Disciplined LargeCap Fund (formerly the Research Enhanced Index Fund) since June 2003. Mr. Whelan served as co-manager of the Research Enhanced Index Fund since August 2001. Mr. Whelan has served as a quantitative equity analyst at Aeltus since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities, since 1994.

3) All other references in the Prospectus that refer to the ING Research Enhanced Index Fund are replaced with ING Disciplined LargeCap Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        ING RESEARCH ENHANCED INDEX FUND

                          SUPPLEMENT DATED JUNE 2, 2003
                            TO THE CLASS Q PROSPECTUS
                            DATED SEPTEMBER 23, 2002

1) Effective June 2, 2003 the ING Research Enhanced Index Fund changed its name to ING Disciplined LargeCap Fund and the section entitled "Investment Strategy" on page 16 of the Prospectus is deleted and replaced with the following:

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. The Sub-Adviser expects that there will be a correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index futures and or options on futures of the S&P 500 Index).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

2) The section entitled "Management of the Funds- Research Enhanced Index Fund- Aeltus Investment Management, Inc." on page 40 of the Prospectus is deleted and replaced with the following:

DISCIPLINED LARGECAP FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc (Aeltus) serves as Sub-Adviser to the Disciplined LargeCap Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser of sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of August 31, 2002, Aeltus managed over $38.0 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

A team of investment professionals led by Hugh T.M. Whelan has managed the Disciplined LargeCap Fund (formerly the Research Enhanced Index Fund) since June 2003. Mr. Whelan served as co-manager of the Research Enhanced Index Fund since August 2001.Mr. Whelan has served as a quantitative equity analyst at Aeltus since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities, since 1994.

3) All other references in the Prospectus that refer to the ING Research Enhanced Index Fund are replaced with ING Disciplined LargeCap Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        ING RESEARCH ENHANCED INDEX FUND

                          SUPPLEMENT DATED JUNE 2, 2003
                            TO THE CLASS I PROSPECTUS
                               DATED MARCH 1, 2003

1) Effective June 2, 2003 the ING Research Enhanced Index Fund changed its name to ING Disciplined LargeCap Fund and the section entitled "Investment Strategy" on page 18 of the Prospectus is deleted and replaced with the following:

INVESTMENT STRATEGY

The Fund normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. The Sub-Adviser expects that there will be a correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index futures and or options on futures of the S&P 500 Index).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

2) The section entitled "Management of the Funds- Research Enhanced Index Fund- Aeltus Investment Management, Inc." on page 43 of the Prospectus is deleted and replaced with the following:

DISCIPLINED LARGECAP FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc (Aeltus) serves as Sub-Adviser to the Disciplined LargeCap Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser of sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of August 31, 2002, Aeltus managed over $38.0 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

A team of investment professionals led by Hugh T.M. Whelan has managed the Disciplined LargeCap Fund (formerly the Research Enhanced Index Fund) since June 2003. Mr. Whelan served as co-manager of the Research Enhanced Index Fund since August 2001. Mr. Whelan has served as a quantitative equity analyst at Aeltus since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities, since 1994.

3) All other references in the Prospectus that refer to the ING Research Enhanced Index Fund are replaced with ING Disciplined LargeCap Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            ING LARGECAP GROWTH FUND
                        ING RESEARCH ENHANCED INDEX FUND

                          SUPPLEMENT DATED JUNE 2, 2003
           TO THE DOMESTIC EQUITY STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 23, 2002
                       (AS SUPPLEMENTED JANUARY 16, 2003)


1) Effective June 2, 2003 the ING LargeCap Growth Fund is sub-advised by Wellington Management Company, LLP. The Statement of Additional Information
     (SAI) is updated to reflect this new sub-advisory arrangement below:

     a) The first paragraph of the section entitled "Investment Adviser" on pages 34 and 35 of the SAI is revised to reflect that Wellington Management Company, LLP is the Fund's sub-adviser as follows:

     The investment adviser for the ING Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors/Trustees of the ING Funds, has the overall responsibility for the management of each ING Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"):
Wellington Management Company, LLP ("Wellington") as Sub-Adviser to the LargeCap Growth Fund; Navellier Fund Management, Inc. ("Navellier") as Sub-Adviser to the Growth + Value Fund; Aeltus Investment Management, Inc. ("Aeltus") as Sub-Adviser to the Disciplined LargeCap Fund; AW Advisors, LLC ("AW Advisors") as Sub-Adviser to the Biotechnology Fund; Clarion CRA Securities, L.P. ("CRA") as Sub-Adviser to the Real Estate Fund; and Brandes Investment Management Partners, LLC ("Brandes") as Sub-Adviser to the MidCap Value and SmallCap Value Funds. The Investment Adviser is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

     b) The section entitled "Sub-Advisory Agreements" on pages 39 - 42 of the SAI is revised to reflect that Wellington Management Company, LLP is the Fund's sub-adviser. The following paragraph is inserted as the fourth paragraph of the section, and the sub-advisory fee table on page 41 is amended as follows:

     Pursuant to a Sub-Advisory Agreement between the Investment Adviser and Wellington Management Company, LLP (Wellington Management), Wellington Management acts as Sub-Adviser to the LargeCap Growth Fund. In this capacity, Wellington Management, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, manages the Fund's portfolio of investments in a manner consistent with the Fund's objective and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Wellington Management's principal place of business is located at 75 State Street, Boston, MA 02109.

         SERIES               ANNUAL SUB-ADVISORY FEE
         ------               -----------------------
Biotechnology Fund            0.625% of the Fund's average daily net assets
                              (plus or minus the performance adjustment (read below).

Growth + Value Fund           0.50% of the Fund's average daily net assets

LargeCap Growth Fund          0.45% for the first $100 million of the Fund's
                              average daily net assets, 0.30% for the next $1.4 billion of the Fund's average daily net assets and 0.25% for the Fund's average daily net assets over $1.5 billion.*

MidCap Value Fund             0.70% of the Fund's average daily net assets

SmallCap Value Fund           0.70% of the Fund's average daily net assets

Real Estate Fund              0.70% of the net assets of the Fund's predecessor
                              Fund (CRA Realty Shares Fund) and 0.35% of additional assets raised subsequent to ING
                              Investments becoming the Fund's Investment
                              Adviser.

Disciplined LargeCap Fund     0.20% of the Fund's average daily net assets

* For purposes of calculating fees, the assets of the LargeCap Growth Fund are aggregated with the portion of the assets of any other affiliated accounts of the Investment Adviser managed by Wellington Management in a similar investment mandate (together, the "Aggregated Assets"). The Aggregated Assets will be applied to the above schedule and the resulting fee shall be prorated back to the LargeCap Growth Fund and other affiliated accounts accordingly.

     c) The first table contained in the section entitled "Expense Limitation Agreements" on pages 45 of the SAI is replaced with the following:

FUND                        CLASS A   CLASS B   CLASS C   CLASS I   CLASS M   CLASS Q   CLASS T
-----                       -------   -------   -------   -------   -------   -------   -------
Biotechnology Fund           2.00%     2.75%     2.75%      N/A       N/A      2.00%      N/A
Convertible Fund             1.60%     2.25%     2.25%      N/A       N/A      1.50%      N/A
Equity and Bond Fund         1.60%     2.25%     2.25%      N/A       N/A      1.50%     2.00%
Large Company Value Fund     2.75%     3.50%     3.50%      N/A       N/A      2.75%      N/A
LargeCap Growth Fund         1.45%     2.10%     2.10%     1.35%      N/A      1.10%      N/A
MidCap Opportunities Fund    1.50%     2.20%     2.20%     1.20%      N/A      1.35%      N/A
MidCap Value Fund            1.75%     2.50%     2.50%     1.50%      N/A      1.75%      N/A
Real Estate Fund             1.45%     2.20%     2.20%     1.00%      N/A      1.45%      N/A
SmallCap Value Fund          1.75%     2.50%     2.50%     1.50%      N/A      1.75%      N/A
Tax Efficient Equity Fund    1.45%     2.20%     2.20%      N/A       N/A       N/A       N/A

     d) The table contained in the section entitled "Supplemental Description of Fund Investments and Risks" is revised on page 58 to reflect that the LargeCap Growth Fund is able to invest in IPOs.

     e) Footnote (3) to the table contained in the section entitled "Supplemental Description of Fund Investments and Risks" appearing on page 60 is replaced in its entirety with the following:

          (3) The Equity and Bond Fund, Convertible Fund, Growth + Value Fund, Growth Opportunities Fund, Large Company Value Fund, MidCap Opportunities Fund, Research Enhanced Index Fund and SmallCap Opportunities Fund may invest up to 20% of their net assets in securities of foreign issuers, of which 10% of the net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. MagnaCap may invest up to 5% of its total net assets in certain foreign securities (including ADRs). LargeCap Growth Fund, MidCap Value and SmallCap Value Fund may invest up to 20% of their net assets in securities of foreign issuers.

2). Effective June 2, 2003 the ING Research Enhanced Index Fund changed its name to ING Disciplined LargeCap Fund. All references in the Statement of Additional Information to ING Research Enhanced Index Fund should instead refer to ING Disciplined LargeCap Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE